Performance Management	Apr. 27, 2026
WesMark Small Company Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund’s total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Average Annual Total Return Table shows returns averaged over the stated periods and shows how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available at www.wesmarkfunds.com or by calling 1-800-864-1013.

Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund’s total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	Risk/Return Bar Chart For the periods ended December 31:
Bar Chart [Table]
Bar Chart Closing [Text Block]	Within the periods shown in the bar chart, the Fund’s highest quarterly return was 30.78% (quarter ended 6/30/2020). Its lowest quarterly return was -22.28% (quarter ended 3/31/2020).
Highest Quarterly Return, Label [Optional Text]	the Fund’s highest quarterly return
Highest Quarterly Return	30.78%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(22.28%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Return Table
Performance Table Narrative

Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

For the periods ended December 31, 2025:

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance [Table]
WesMark Small Company Fund	1 Year	5 Years	10 Years
Return Before Taxes	16.43%	10.73%	11.53%
Return After Taxes on Distributions	11.04%	7.65%	9.09%
Return After Taxes on Distributions and Sale of Fund Shares	13.19%	7.96%	8.86%
Russell 2000® Total Return Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns.)	12.81%	6.09%	9.62%
Lipper Small Cap Core Funds Average (LSCCFA)	7.01%	7.60%	9.14%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns
Performance Table Closing [Text Block]

The Russell 2000® Total Return Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index. The index is unmanaged and unlike the Fund, is not affected by cash flows. The Russell 2000® is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. It is not possible to invest directly in an index.

The information presented for the LSCCFA is the average of the total returns of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Small-Cap classification. Lipper averages do not reflect sales charges. It is not possible to invest directly in an average.

Performance Availability Website Address [Text]	www.wesmarkfunds.com
Performance Availability Phone [Text]	1-800-864-1013
WesMark Large Company Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund’s total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Average Annual Total Return Table shows returns averaged over the stated periods and shows how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at www.wesmarkfunds.com or by calling 1-800-864-1013.

Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund’s total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	Risk/Return Bar Chart For the periods ended December 31:
Bar Chart [Table]
Bar Chart Closing [Text Block]	Within the periods shown in the bar chart, the Fund’s highest quarterly return was 25.53% (quarter ended 6/30/2020). Its lowest quarterly return was -19.18% (quarter ended 3/31/2020).
Highest Quarterly Return, Label [Optional Text]	the Fund’s highest quarterly return
Highest Quarterly Return	25.53%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(19.18%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Return Table
Performance Table Narrative

Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

For the periods ended December 31, 2025:

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance [Table]
WesMark Large Company Fund	1 Year	5 Years	10 Years
Return Before Taxes	16.91%	11.40%	12.37%
Return After Taxes on Distributions	11.93%	8.32%	9.83%
Return After Taxes on Distributions and Sale of Fund Shares	13.40%	8.52%	9.55%
S&P 500® Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns.)	17.88%	14.42%	14.82%
Lipper Large-Cap Core Funds Average (LLCCFA)	15.43%	12.78%	13.49%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns
Performance Table Closing [Text Block]

The S&P 500® measures the performance of 500 large-cap U.S. companies. The S&P 500 is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and unlike the Fund, it is not affected by cash flows. It is not possible to invest directly in an index.

The information presented for the LLCCFA is the average of the total returns of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Large-Cap classification. Lipper averages do not reflect sales charges. It is not possible to invest directly in an average.

Performance Availability Website Address [Text]	www.wesmarkfunds.com
Performance Availability Phone [Text]	1-800-864-1013
WesMark Balanced Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund’s total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Average Annual Total Return Table shows returns averaged over the stated periods and shows how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at www.wesmarkfunds.com or by calling 1-800-864-1013.

Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund’s total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	Risk/Return Bar Chart For the periods ended December 31:
Bar Chart [Table]
Bar Chart Closing [Text Block]	Within the periods shown in the bar chart, the Fund’s highest quarterly return was 10.19% (quarter ended 6/30/2020). Its lowest quarterly return was -14.89% (quarter ended 3/31/2020).
Highest Quarterly Return, Label [Optional Text]	the Fund’s highest quarterly return was
Highest Quarterly Return	10.19%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Its lowest quarterly return was
Lowest Quarterly Return	(14.89%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Return Table
Performance Table Narrative

Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

For the periods ended December 31, 2025:

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance [Table]
WesMark Balanced Fund	1 Year	5 Years	10 Years
Return Before Taxes	10.84%	6.46%	7.19%
Return After Taxes on Distributions	8.72%	4.60%	5.50%
Return after Taxes on Distributions and Sale of Fund Shares	7.58%	4.61%	5.25%
S&P 500® Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns.)	17.88%	14.42%	14.82%
Bloomberg Intermediate U. S. Government/Credit Index (BIGCI) (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns.)	6.97%	0.96%	2.29%
Balanced Composite Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns.)	13.56%	9.08%	9.92%
Lipper Balanced Funds Average (LBFA)	13.51%	6.20%	7.23%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns.
Performance Table Closing [Text Block]

The S&P 500® measures the performance of 500 large-cap U.S. companies. The S&P 500 is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and unlike the Fund, it is not affected by cash flows. It is not possible to invest directly in an index.

The BIGCI is an unmanaged market value weighted performance index for government and corporate fixed rate debt issues with maturities between one and ten years. The BIGCI is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

The Balanced Composite Index is an unmanaged index, comprised 60% S&P 500® and 40% BIGCI, and unlike the Fund, is not affected by cash flows. The Balanced Composite Index is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. It is not possible to invest directly in an index or average.

The information presented for the LBFA is the average of the total returns of the 30 largest U.S. Balanced Funds. Lipper averages do not reflect sales charges. It is not possible to invest directly in an average.

Performance Availability Website Address [Text]	www.wesmarkfunds.com
Performance Availability Phone [Text]	1-800-864-1013
WesMark Government Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund’s total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Average Annual Total Return Table shows returns averaged over the stated periods and show how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance is available at www.wesmarkfunds.com or by calling 1-800-864-1013.

Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund’s total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	Risk/Return Bar Chart For the periods ended December 31:
Bar Chart [Table]
Bar Chart Closing [Text Block]	Within the periods shown in the bar chart, the Fund’s highest quarterly return was 7.10% (quarter ended 12/31/2023). Its lowest quarterly return was -5.92% (quarter ended 6/30/2022).
Highest Quarterly Return, Label [Optional Text]	the Fund’s highest quarterly return was
Highest Quarterly Return	7.10%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Its lowest quarterly return was
Lowest Quarterly Return	(5.92%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Return Table
Performance Table Narrative

Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

For the periods ended December 31, 2025:

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance [Table]
WesMark Government Bond Fund	1 Year	5 Years	10 Years
Return Before Taxes	6.91%	(1.95)%	0.13%
Return After Taxes on Distributions	5.40%	(3.02)%	(0.82)%
Return after Taxes on Distributions and Sale of Fund Shares	4.07%	(1.92)%	(0.29)%
Bloomberg U.S. Aggregate Bond Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns.)	7.30%	(0.36)%	2.01%
Bloomberg Intermediate U.S. Government/Credit Aggregate Bond Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns.)	6.97%	0.96%	2.29%
Lipper Intermediate U.S. Government Funds Average (LIGFA)	6.79%	(0.66)%	1.11%
Lipper General U.S. Government Funds Average (LGUSFA)	7.26%	(1.04)%	1.05%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns.
Performance Table Closing [Text Block]

In connection with SEC regulations applicable to the Fund, the Adviser has selected the Bloomberg U.S. Aggregate Bond Index as the broad-based index to best represent overall market performance for the Fund. The table also shows index performance for the Bloomberg Intermediate U.S. Government/Credit Index, an unmanaged market value weighted performance index for government and corporate fixed rate debt issues with maturities between one and ten years, which served as the Fund’s previous broad-based securities market index.

The information presented for the LIGFA is the average of the total returns of funds designated by Lipper as falling into the category of funds that invest primarily in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of five to ten years. Lipper averages do not reflect sales charges. It is not possible to invest directly in an average.

The information presented for the LGUSFA is the average total returns of funds designated by Lipper as falling into the category of funds that invest primarily in U.S. government and agency issues. Lipper averages do not reflect sales charges. It is not possible to invest directly in an average.

Performance Availability Website Address [Text]	www.wesmarkfunds.com
Performance Availability Phone [Text]	1-800-864-1013
WesMark West Virginia Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund’s total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Average Annual Total Return Table shows returns averaged over the stated periods and shows how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at www.wesmarkfunds.com or by calling 1-800-864-1013.

Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund’s total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	Risk/Return Bar Chart For the periods ended December 31:
Bar Chart [Table]
Bar Chart Closing [Text Block]	Within the periods shown in the bar chart, the Fund’s highest quarterly return was 8.46% (quarter ended 12/31/2023). Its lowest quarterly return was -5.13% (quarter ended 3/31/2022).
Highest Quarterly Return, Label [Optional Text]	the Fund’s highest quarterly return was
Highest Quarterly Return	8.46%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Its lowest quarterly return was
Lowest Quarterly Return	(5.13%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Return Table
Performance Table Narrative

Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

For the periods ended December 31, 2025:

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance [Table]
WesMark West Virginia Municipal Bond Fund	1 Year	5 Years	10 Years
Return Before Taxes	5.49%	0.36%	1.44%
Return After Taxes on Distributions	4.51%	(0.45)%	0.61%
Return After Taxes on Distributions and Sale of Fund Shares	3.23%	(0.07)%	0.74%
Bloomberg Municipal Bond Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns.)	4.25%	0.80%	2.34%
Bloomberg Municipal Bond 5 Year Total Return Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns.)	4.89%	0.91%	1.83%
Lipper Intermediate Municipal Debt Funds Average (LIMDFA)	4.49%	1.04%	2.03%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns.
Performance Table Closing [Text Block]

In connection with SEC regulations applicable to the Fund, the Adviser has selected the Bloomberg Municipal Bond Index as the broad-based index to best represent overall market performance for the Fund. The Bloomberg Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. The table also shows index performance for the Bloomberg Municipal Bond 5 Year Total Return Index, an unmanaged market value weighted performance index for major municipal bonds of all quality ratings with an average maturity of approximately five years, which served as the Fund’s previous broad-based securities market index.

The LIMDFA is an unmanaged index of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years. These figures do not reflect sales charges. It is not possible to invest directly in an average.

Performance Availability Website Address [Text]	www.wesmarkfunds.com
Performance Availability Phone [Text]	1-800-864-1013
WesMark Tactical Opportunity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund’s total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Average Annual Total Return Table shows returns averaged over the stated periods and shows how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at www.wesmarkfunds.com or by calling 1-800-864-1013.

Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund’s total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	Risk/Return Bar Chart For the periods ended December 31:
Bar Chart [Table]
Bar Chart Closing [Text Block]	Within the periods shown in the bar chart, the Fund’s highest quarterly return was 13.04% (quarter ended 6/30/2020). Its lowest quarterly return was -18.22% (quarter ended 3/31/2020).
Highest Quarterly Return, Label [Optional Text]	the Fund’s highest quarterly return was
Highest Quarterly Return	13.04%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Its lowest quarterly return was
Lowest Quarterly Return	(18.22%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Return Table
Performance Table Narrative

Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes. Actual after tax returns depend on an investors tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding Fund shares through tax-deferred programs such as a 401(k) plan or an IRA.

For the period ended December 31, 2025:

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after tax returns depend on an investors tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding Fund shares through tax-deferred programs such as a 401(k) plan or an IRA.
Performance [Table]
WesMark Tactical Opportunity Fund	1 Year	5 Year	Since Inception 2/28/2017
Return Before Taxes	15.42%	5.75%	6.32%
Return After Taxes on Distributions	13.94%	4.30%	5.12%
Return After Taxes on Distributions and Sale of Fund Shares	9.88%	3.97%	4.56%
S&P 500® Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns.)	17.88%	14.42%	14.51%
HFRI Fund of Funds Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns.)	10.62%	5.19%	5.24%
Balanced Composite Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns.)	16.56%	7.16%	8.20%
Lipper Flexible Portfolio Funds	14.04%	6.47%	6.40%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns.
Performance Table Closing [Text Block]

In connection with SEC regulations applicable to the Fund, the Adviser has selected the S&P 500® Index, which measures the performance of 500 large-cap U.S. companies, as the broad-based index to best represent overall market performance for the Fund. The S&P 500 is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and unlike the Fund, it is not affected by cash flows. It is not possible to invest directly in an index. The table also shows index performance for the HFRI Fund of Funds Index, an equal weighted index that consists of over 800 constituent hedge funds, including both domestic and offshore funds, which served as the Fund’s previous broad-based securities market index.

The Balanced Composite Index is comprised of a combination of 60% of MSCI All World Index (“ACWI”) 30% Bloomberg Barclays US Aggregate Index and 10% of HFRI Fund of Funds Index. The Balanced Composite Index is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

The Lipper Flexible Portfolio Funds is an unmanaged index of funds that allocate their investments to both domestic and foreign securities across traditional asset classes with a focus on total return. The traditional asset classes utilized are common stocks, bonds, and money market instruments. Lipper Flexible Portfolio Funds is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

Performance Availability Website Address [Text]	www.wesmarkfunds.com
Performance Availability Phone [Text]	1-800-864-1013